Schedule of non-marketable equity investments fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Upward adjustments
Downward adjustments (including impairment)			(2,479)
Total unrealized gain (losses)			¥ (2,479)
Initial cost basis	1,036,084	1,015,701
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(39,079)
Total carrying value at the end of the period	¥ 1,000,324	¥ 979,941